Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets

Prepaid expenses and other current assets include the following at December 31, 2016 and 2015:

	2016	2015
Prepaid insurance	$35,544	$30,031
Prepaid supplies	17,066	13,837
Prepaid professional services	17,533	32,086
Prepaid rent and lease deposits	2,840	17,841
Other current assets	—	16,103

Total prepaid expenses and other current assets	$72,983	$109,898